Intangibles And Goodwill	12 Months Ended
Aug. 31, 2020
Intangibles And Goodwill [Abstract]
Intangibles And Goodwill
9. INTANGIBLES AND GOODWILL

	2020	2019
	$	$
Broadcast rights and licences
Cable systems	4,016	4,016
DTH and satellite services	1,013	1,013
	5,029	5,029
Wireless spectrum licences	2,445	2,445
Other intangibles
Software	479	451
Customer relationships	44	54
	7,997	7,979
Goodwill
Cable and telecommunications systems	79	79
Wireless	201	201
	280	280
Net book value	8,277	8,259

Broadcast rights and licences, trademark, brands and wireless spectrum licences have been assessed as having indefinite useful lives. While licences must be renewed from time to time, the Company has never failed to do so. In addition, there are currently no legal, regulatory, competitive or other factors that limit the useful lives of these assets.

The changes in the carrying amount of intangibles with indefinite useful lives, and therefore not subject to amortization, are as follows:

	Broadcastrights andlicences	Goodwill	Wirelessspectrumlicences
	$	$	$
September 1, 2018	5,029	280	1,953
Additions	–	–	492
Disposition	–	–	–
August 31, 2019	5,029	280	2,445
Additions	–	–	–
Disposition	–	–	–
August 31, 2020	5,029	280	2,445

Intangibles subject to amortization are as follows:

	August 31, 2020			August 31, 2019
	Cost	Accumulatedamortization	Net bookvalue	Cost	Accumulatedamortization	Net bookvalue
Software	806	335	471	697	257	440
Software under construction	8	–	8	11	–	11
Customer relationships	114	70	44	114	60	54
	928	405	523	822	317	505

The changes in the carrying amount of intangibles subject to amortization are as follows:

	Software	Softwareunderconstruction	Customerrelationships	Total
	$	$	$	$
September 1, 2018	412	22	66	500
Additions	112	11	–	123
Transfers	22	(22)	–	–
Dispositions	(6)	–	–	(6)
Amortization	(100)	–	(12)	(112)
August 31, 2019	440	11	54	505
Additions	144	–	–	144
Transfers	7	(3)	–	4
Dispositions	–	–	–	–
Amortization	(120)	–	(10)	(130)
August 31, 2020	471	8	44	523

Impairment testing of indefinite-life intangibles and goodwill

The Company conducted its annual impairment test on goodwill and indefinite-life intangibles as at February 1, 2020 and the recoverable amount of the CGUs exceeded their carrying value.

A hypothetical decline of 10% in the recoverable amount of the Cable CGU as at February 1, 2020 would not result in any impairment loss. A hypothetical decline of 10% in the recoverable amount of the Satellite CGU as at February 1, 2020 would not result in an impairment loss. A hypothetical decline of 10% in the recoverable amount of the Wireless CGU as at February 1, 2020 would not result in any impairment loss.

Any changes in economic conditions since the impairment testing conducted as at February 1, 2020 do not represent events or changes in circumstance that would be indicative of impairment at August 31, 2020.

Significant estimates inherent to this analysis include discount rates and the terminal value. At February 1, 2020, the estimates that have been utilized in the impairment tests reflect any changes in market conditions and are as follows:

		Terminal value
	Post-taxdiscount rate	Terminalgrowth rate	Terminal operating income before restructuring costs and amortization multiple
Cable	6.0%	0.5%	8.0x
Satellite	7.0%	-4.0%	6.7x
Wireless	7.0%	1.0%	5.3x

A sensitivity analysis of significant estimates is conducted as part of every impairment test. With respect to the impairment tests performed in the second quarter, the estimated decline in recoverable amount for the sensitivity of significant estimates is as follows:

	Estimated decline in recoverable amount
		Terminal value
	1% increase indiscount rate	1% decrease interminal growth rate	0.5 times decrease interminal operatingincome beforerestructuring costs andamortization multiple
Cable	15.0%	12.5%	6.2%
Satellite	7.8%	5.6%	7.4%
Wireless	18.2%	10.1%	9.4%